Bank Line of Credit (Narrative) (Details)	12 Months Ended
Feb. 29, 2016 CAD
Bank Line Of Credit 1	CAD 3,500,000
Bank Line Of Credit 2	3,500,000
Bank Line Of Credit 3	315,700
Bank Line Of Credit 4	CAD 613,400
Bank Line Of Credit 5	1.00%
Bank Line Of Credit 6	1.50%
Bank Line Of Credit 7	1.00%
Bank Line Of Credit 8	1.50%